Subsequent Events	3 Months Ended
Aug. 31, 2018
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Schedule of Subsequent Events [Table Text Block]

Note 18 – Subsequent Events

On September 6, 2018, the Company issued 13,684 shares of common stock upon the cashless exercise of 40,000 warrants at an exercise price of $0.75 per share.

On September 11, 2018, the Company issued 31,250 shares of common stock in exchange for legal services previously rendered to the Company.